Label	Element	Value
Balances.	rmhb_Balances	(7,304,278)
Retained Earnings / Accumulated Deficit
Balances.	rmhb_Balances	(26,154,633)
Additional Paid-In Capital
Balances.	rmhb_Balances	18,062.830
Preferred Stock A
EndingSharesAmount	rmhb_EndingSharesAmount	$ 1,000
Balances.	rmhb_Balances	1,000,000
Common Stock
EndingSharesAmount	rmhb_EndingSharesAmount	$ 786,525,118
Balances.	rmhb_Balances	786,525,118
Amount Balance	rmhb_AmountBalance	$ 786,525